UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4983

Van Kampen Pennsylvania Tax Free Income Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	9/30

Date of reporting period:	3/31/07

Item 1.  Reports to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2007

MUTUAL FUNDS

Van Kampen

Pennsylvania
Tax Free Income Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Pennsylvania Tax Free Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

This material must be preceded or accompanied by a Class A, B, and C share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY	OFFER NO BANK GUARANTEE	MAY LOSE VALUE NOT A DEPOSIT

Performance Summary as of 3/31/07

	A Shares since 5/1/87		B Shares since 5/3/93		C Shares since 8/13/93
Average Annual Total Returns	w/o sales charges	w/max 4.75% sales charges	w/o sales charges	w/max 4.00% sales charges	w/o sales charges	w/max 1.00% sales charges
Since Inception	6.74%	6.48%	4.54%	4.54%	4.24%	4.24%
10-year	4.90	4.39	4.26	4.26	4.15	4.15
5-year	5.06	4.04	4.27	4.01	4.34	4.34
1-year	5.01	0.02	4.24	0.24	4.22	3.22
6-month	1.95	–2.89	1.58	–2.40	1.57	0.57
30 day SEC Yield	3.34%		2.77%		2.75%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding nonincome items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax exempt bonds. The Lehman Brothers Pennsylvania Municipal Bond Index tracks the performance of Pennsylvania issued municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes do not include any expenses, fees or sales charges, which would lower performance. Indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

For the six-month period ended March 31, 2007

Market Conditions

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. In the initial months of the period, the pace of economic growth appeared to be slowing but in December the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to sell off until February when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings still remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal bond yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period at 4.15 percent. Yields on the short end of the curve generally rose throughout the course of the period. As a result, the short end of the municipal curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 100 basis points. The slope of the municipal curve remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 35 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 185 basis points more than the investment-grade segment for the overall period.

Municipal bond issuance by the Commonwealth of Pennsylvania rose during the period and higher education bonds continued to represent a significant portion of the new issue supply. As was the case for the municipal market overall, the large supply of municipal bonds and the low interest-rate environment led to a high amount of advance refundings, wherein new bonds are issued to repay an outstanding bond issue prior to its stated maturity. The state's economy continues to grow at a steady pace and its credit outlook remains stable.

Performance Analysis

The fund returned 1.95 percent for the six months ended March 31, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Lehman Brothers Pennsylvania Municipal Bond Index and the Lehman Brothers Municipal Bond Index, returned 1.88 and 1.93 percent for the period, respectively.

Total return for the six-month period ended March 31, 2007

Class A	Class B	Class C	Lehman Brothers Pennsylvania Municipal Bond Index	Lehman Brothers Municipal Bond Index
1.95%	1.58%	1.57%	1.88%	1.93%

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

A variety of strategies drove the fund's performance during the course of the period. One of the biggest contributors to returns was the fund's focus on the higher-yielding sector of the market, which considerably outperformed the higher-quality sector. In particular, the portfolio had a higher allocation to BBB and lower-rated bonds relative to the Lehman Brothers Pennsylvania Municipal Bond Index and an underweight relative to the same index in AAA rated bonds. We added selectively to these high-yield holdings during the period, using the proceeds from the sale of various bonds that were prerefunded. These purchases were primarily in the health care sector, which performed well for the overall period, and the portfolio's overweight to the sector versus the Lehman Pennsylvania Municipal Bond Index was additive to performance.

Another key driver of performance was our emphasis on the long end of the yield curve, where we favored bonds with maturities of 25 years or more. Given the relatively flat shape of the curve throughout the period, we invested in the very long end in order to capture more attractive yields, which proved beneficial to performance as this part of the curve outperformed.

The fund's holdings in education performed well and the portfolio's overweight to the sector versus the Lehman Pennsylvania Municipal Bond Index helped boost returns during the period. Despite an underweight relative to this index in general obligation bonds, which performed strongly, the fund's holdings in the sector outperformed due to strong security selection. Although the performance of the tobacco sector waned in the first quarter of the year, its performance for the overall period was quite strong and the fund's allocation to the sector was additive to returns.

The portfolio ended the reporting period with a duration (a measure of interest-rate sensitivity) longer than that of the Lehman Pennsylvania Municipal Bond Index. This was primarily the result of the large amount of bonds in the portfolio that were prerefunded during the period and replaced by newer issues, which have inherently longer durations. The addition of a small position in inverse floating-rate securities,* which served the fund well when short-term rates fell, also affected the fund's duration. Should interest rates fall in the coming months, as some have speculated following the change in the Fed's monetary policy bias, the portfolio's longer duration should help the fund benefit from any potential price appreciation. As of the end of the reporting period, the fund's sector exposure was relatively unchanged from six months earlier, with education, health care, and general purpose bonds representing the fund's largest sector weightings.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Rating Allocation as of 3/31/07
AAA/Aaa	40.6%
AA/Aa	18.7
A/A	10.5
BBB/Baa	14.9
BB/Ba	2.3
B/B	0.8
Non-rated	12.2

Based upon the highest credit quality rating as determined by Standard & Poor's or Moody's

Top Five Sectors as of 3/31/07
Higher Education	20.9%
Hospital	18.5
Public Buildings	9.6
Public Education	7.2
Life Care	5.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. The sectors are as a percentage of long-term investments. Ratings allocations are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/06	3/31/07	10/1/06- 3/31/07
Class A
Actual	$1,000.00	$1,019.53	6.65
Hypothetical (5% annual return before expenses)	1,000.00	1,018.35	6.64
Class B
Actual	1,000.00	1,015.79	10.40
Hypothetical (5% annual return before expenses)	1,000.00	1,014.61	10.40
Class C
Actual	1,000.00	1,015.69	10.40
Hypothetical (5% annual return before expenses)	1,000.00	1,014.61	10.40

*  Expenses are equal to the Fund's annualized expense ratio of 1.32%, 2.07%, and 2.07%, for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/06	3/31/07	10/1/06- 3/31/07
Class A
Actual	$1,000.00	$1,019.53	$5.39
Hypothetical (5% annual return before expenses)	1,000.00	1,019.60	5.39
Class B
Actual	1,000.00	1,015.79	9.15
Hypothetical (5% annual return before expenses)	1,000.00	1,015.81	9.15
Class C
Actual	1,000.00	1,015.69	9.15
Hypothetical (5% annual return before expenses)	1,000.00	1,015.86	9.15

*  Expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.82%, and 1.82%, for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Van Kampen Pennsylvania Tax Free Fund

Portfolio of Investments ■ March 31, 2007 (Unaudited)

Par Amount (000)	Description	Coupon	Maturity	Value
Municipal Bonds 111.2%
Pennsylvania 108.6%
$1,260	Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (FGIC Insd) (AMT)	5.625%	01/01/10	$1,320,152
1,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj (AMBAC Insd)	6.500	03/01/11	1,101,940
1,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj Rfdg (AMBAC Insd)	5.500	03/01/20	2,002,297
3,000	Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ	5.125	03/01/32	3,147,900
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys Ser A (MBIA Insd) (a)	6.500	11/15/30	2,209,220
1,000	Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B	9.250	11/15/30	1,183,500
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	1,034,790
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.100	09/01/26	1,030,120
2,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/15	2,145,960
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/16	1,073,740
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/17	1,073,740
1,220	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,297,287
995	Allegheny Cnty, PA Res Mtg Single Family Ser MM (GNMA Collateralized) (AMT)	5.200	05/01/33	1,017,587
1,260	Allegheny Cnty, PA Res Mtg Rev Single Family Ser TT (GNMA Collateralized) (AMT)	5.000	05/01/35	1,280,651
1,500	Allegheny Vly, PA Sch Dist Ser A (MBIA Insd)	5.000	11/01/28	1,582,695
1,620	Armstrong, PA Sch Dist (XLCA Insd) (b)	5.250	03/15/24	1,764,148
1,895	Berks Cnty, PA Muni Auth College Albright College Proj (b)	5.500	10/01/18	2,033,240
1,000	Bucks Cnty, PA Indl Dev Auth Ann's Choice Inc Fac Ser A	5.900	01/01/27	1,029,880
1,500	Bucks Cnty, PA Indl Dev Auth Ann's Choice Inc Fac Ser A	6.125	01/01/25	1,598,100
1,000	Bucks Cnty, PA Indl Dev Auth Ann's Choice Inc Fac Ser A	6.250	01/01/35	1,063,070
1,280	Bucks Cnty, PA Wtr & Swr Auth Neshaminy Interceptor Ser A (AMBAC Insd) (Prerefunded @ 12/01/11) (b)	5.375	06/01/16	1,373,082
1,050	Bucks Cnty, PA Wtr & Swr Auth Neshaminy Interceptor Ser A (AMBAC Insd) (Prerefunded @ 12/01/11)	5.375	06/01/17	1,126,356
1,500	Canon McMillan Sch Dist PA Ser B (FGIC Insd)	5.500	12/01/29	1,583,325

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Fund

Portfolio of Investments ■ March 31, 2007 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
Pennsylvania (Continued)
$500	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.250%	12/01/15	$503,145
900	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.750	12/01/22	935,784
1,000	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.000	04/15/22	1,034,530
2,000	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.500	04/15/31	2,146,660
1,250	Cumberland Cnty, PA Muni Auth Dickinson College Ser A (AMBAC Insd) (Prerefunded @ 11/01/10)	5.500	11/01/30	1,327,675
1,200	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	1,161,720
220	Delaware Cnty, PA Auth College Cabrini College (Radian Insd)	5.750	07/01/23	227,960
1,500	Delaware Cnty, PA Auth College Neumann College Rfdg	6.000	10/01/31	1,586,100
1,020	Delaware Cnty, PA Auth College Rev Cabrini College (Radian Insd) (Prerefunded @ 7/01/09)	5.750	07/01/23	1,065,971
1,760	Delaware Cnty, PA Auth Rev Eastn Univ (Radian Insd)	4.550	10/01/36	1,708,520
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser A (FGIC Insd) (AMT)	5.000	11/01/38	3,129,630
1,700	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser B (FGIC Insd) (AMT) (c)	5.000	11/01/36	1,775,931
1,665	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser C (FGIC Insd) (AMT)	5.000	02/01/35	1,733,864
2,500	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Philadelphia Subn Wtr (AMBAC Insd) (AMT)	5.350	10/01/31	2,634,050
3,535	Delaware Vly, PA Regl Fin Auth	5.750	07/01/17	4,023,749
1,000	Erie, PA Higher Ed Bldg Auth Mercyhurst College Proj Rfdg Ser B	5.000	03/15/23	1,023,570
2,115	Greater Johnstown, PA Sch Dist Ser B (MBIA Insd) (b)	5.375	08/01/15	2,267,534
720	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/16	777,989
1,415	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/17	1,521,012
735	Grove City, PA Area Hosp Auth Hlth Fac Rev Grove Manor Proj (Prerefunded @ 8/15/08)	6.625	08/15/29	766,906
2,500	Harrisburg, PA Pkg Auth Pkg Rev Gtd Ser P 1 (AMBAC Insd)	5.250	09/01/27	2,685,550
1,865	Harveys Lake Gen Muni Auth PA College Rev College Misericordia Proj (ACA Insd)	5.750	05/01/14	1,940,178

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Fund

Portfolio of Investments ■ March 31, 2007 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
Pennsylvania (Continued)
$1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Annes Home	6.600%	04/01/24	$1,032,700
1,500	Lancaster, PA Higher Ed Auth College Rev Franklin & Marshall College	5.000	04/15/22	1,585,425
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Retirement Ser A	5.300	12/15/26	1,021,930
1,500	Lehigh Cnty, PA Gen Purp Auth Good Shepherd Group Ser A	5.625	11/01/34	1,601,415
1,980	Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem (Prerefunded @ 8/15/13)	5.250	08/15/23	2,136,222
1,760	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Group Rfdg	6.000	11/01/23	1,741,678
9,000	Lehigh Cnty, PA Gen Purp Auth Rev Saint Lukes Hosp Bethlehem PA (c) (d)	4.609	08/15/42	8,995,500
1,085	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	1,087,354
515	Lycoming Cnty, PA Auth Hosp Lease Rev Divine Providence Sisters Ser A	6.500	07/01/22	515,489
1,095	Mercer Cnty, PA (FGIC Insd) (b)	5.500	10/01/17	1,176,063
1,500	Mifflin Cnty, PA Hosp Auth (Radian Insd)	6.200	07/01/25	1,628,115
1,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	6.000	01/01/43	1,076,070
1,100	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A	5.125	06/01/32	1,142,317
1,250	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Arcadia Univ (Radian Insd)	5.000	04/01/36	1,302,900
1,870	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Dickinson College Proj Ser FF1 (CIFG Insd)	5.000	05/01/28	1,982,686
1,100	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.125	02/01/28	1,162,535
1,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.250	02/01/35	1,060,190
2,000	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A	5.625	07/01/32	2,122,780
1,290	Northampton Twp, PA (FGIC Insd) (b)	5.375	05/15/16	1,370,883
1,000	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Rfdg Ser G (AMT)	5.125	12/01/15	1,017,440
1,000	Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj Ser A (AMT)	5.100	10/01/27	1,025,770
1,500	Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 94A (AMT)	5.100	10/01/31	1,543,245
4,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 96A (AMT) (c)	4.700	10/01/37	3,950,690

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Fund

Portfolio of Investments ■ March 31, 2007 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
Pennsylvania (Continued)
$3,075	Pennsylvania Hsg Fin Agy Single Family Mtg Ser 74B (AMT)	5.250%	04/01/32	$3,154,427
1,000	Pennsylvania St Higher Ed Fac Auth College & Univ Rev Allegheny College	4.750	05/01/31	1,018,440
2,500	Pennsylvania St Higher Ed Fac Auth College & Univ Rev Univ of the Arts Ser A (Radian Insd)	5.000	09/15/33	2,612,025
3,020	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/18	3,253,265
2,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	2,105,360
1,000	Pennsylvania St Higher Ed Fac Auth Rev Messiah College Ser AA3 (Radian Insd)	5.500	11/01/22	1,077,360
1,505	Pennsylvania St Higher Ed Fac Auth Rev Philadelphia Univ	5.500	06/01/20	1,616,957
645	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson	5.375	01/01/25	685,196
1,355	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson (Prerefunded @ 1/01/13)	5.375	01/01/25	1,468,278
355	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson (b)	5.500	01/01/19	379,371
740	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson (Prerefunded @ 1/01/13) (b)	5.500	01/01/19	806,607
1,500	Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia Ser A (XLCA Insd)	5.000	11/01/36	1,572,585
3,000	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A	6.000	01/15/31	3,244,680
2,000	Pennsylvania St Pub Sch Bldg Auth Lehigh Career & Technical Inst (FGIC Insd) (Prerefunded @ 4/01/13)	5.250	10/01/32	2,164,940
2,000	Pennsylvania St Univ	5.000	09/01/35	2,108,780
1,500	Philadelphia, PA (FSA Insd)	5.250	09/15/25	1,573,590
1,000	Philadelphia, PA Arpt Rev Ser (MBIA Insd) (AMT)	5.000	06/15/25	1,042,300
1,000	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj (c)	5.250	09/01/36	1,058,740
2,000	Philadelphia, PA Auth For Indl Dev Rev Please Touch MuseumProj (c)	5.250	09/01/31	2,117,480
6,000	Philadelphia, PA Auth Indl Dev Lease Rev Ser A (MBIA Insd)	5.375	02/15/27	6,126,600
2,505	Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	2,510,611
6,620	Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev Childrens Hosp Philadelphia Proj Ser A (c)	4.500	07/01/37	6,569,109

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Fund

Portfolio of Investments ■ March 31, 2007 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
Pennsylvania (Continued)
$3,750	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/11	$3,225,863
3,775	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/12	3,117,055
4,400	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/13	3,487,308
2,000	Pittsburgh, PA Proj Rfdg Ser B (FSA Insd)	5.250%	09/01/17	2,203,120
2,250	Saint Mary Hosp Auth PA Hlth Sys Rev Ser B	5.375	11/15/34	2,399,693
1,000	Southcentral, PA Gen Auth Rev Hosp Hanover Hosp Inc (Radian Insd)	5.000	12/01/30	1,043,900
2,000	Sto-Rox Sch Dist PA (MBIA Insd) (Prerefunded @ 12/15/10)	5.800	06/15/30	2,143,800
2,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMBAC Insd) (AMT)	5.500	01/01/19	2,660,450
2,350	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser D	5.375	01/01/18	2,419,889
1,660	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/15	1,789,945
1,200	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/17	1,287,384
1,500	Washington Cnty, PA Redev Auth Rev Victory Ctr Proj Tanger Ser A	5.450	07/01/35	1,541,985
2,500	Washington Cnty, PA Ser A (AMBAC Insd)	5.125	09/01/27	2,640,725
2,500	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone A	5.750	01/01/26	2,638,650
900	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone A	5.875	01/01/32	953,883
4,840	Westmoreland Cnty, PA Muni Auth Muni Svc Rev (FSA Insd) (c)	5.250	08/15/25	5,347,571
2,045	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	2,183,365
				200,681,492
Guam 0.6%
1,000	Guam Govt Wtr Wks Auth Wtr & Wastewtr Sys Rev	6.000	07/01/25	1,096,960
Puerto Rico 2.0%
1,500	Childrens Tr Fd PR Tob Settlement Rev	5.500	05/15/39	1,575,945
2,000	Childrens Tr Fd PR Tob Settlement Rev	5.625	05/15/43	2,112,620
				3,688,565
Total Investments 111.2% (Cost $196,341,897)				205,467,017

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Fund

Portfolio of Investments ■ March 31, 2007 (Unaudited) continued

Par Amount (000)	Description	Value
Liability for Floating Rate Note Obligations Related to Securities Held (11.8%) (Cost ($21,870,000))
(21,870) Notes with interest rates ranging from 3.70% to 3.75% at March 31, 2007 and contractual maturities of collateral ranging from 2021 to 2042 (See note 1) (e)		$(21,870,000)
Total Net Investments 99.4% (Cost $174,471,897)		183,597,017
Other Assets in Excess of Liabilities 0.6%		1,108,181
Net Assets 100.0%		$184,705,198

Percentages are calculated as a percentage of net assets.

*  Zero coupon bond

(a)  All or a portion of this security has been physically segregated in connection with open futures contracts.

(b)  The Fund owns 100% of the outstanding bond issuance.

(c)  Underlying security related to Inverse Floaters entered into by the Fund. See Note 1.

(d)  Floating Rate Coupon

(e)  Floating rate notes. The interest rates shown reflect the rates in the effect at March 31, 2007.

ACA—American Capital Access

AMBAC—AMBAC Indemnity Corp.

AMT—Alternative Minimum Tax

CIFG—CDC IXIS Financial Guaranty

FGIC—Financial Guaranty Insurance Co.

FSA—Financial Security Assurance Inc.

GNMA—Government National Mortgage Association

MBIA—Municipal Bond Investors Assurance Corp.

Radian—Radian Asset Assurance

XLCA—XL Capital Assurance Inc.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Fund

Portfolio of Investments ■ March 31, 2007 (Unaudited) continued

Futures contracts outstanding as of March 31, 2007:

Short Contracts:	Contracts	Unrealized Appreciation/ Depreciation
U.S. Treasury Bonds Futures June 2007 (Current Notional Value of $111,250 per contract)	58	$11,720
U.S. Treasury Notes 10-Year Futures June 2007 (Current Notional Value of $108,125 per contract)	46	(32,165)
	104	$(20,445)

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2007 (Unaudited)

Assets:
Total Investments (Cost $196,341,897)	$205,467,017
Receivables:
Interest	2,517,578
Fund Shares Sold	323,559
Investments Sold	25,000
Variation Margin on Futures	23,875
Other	159,649
Total Assets	208,516,678
Liabilities:
Payables:
Floating Rate Note Obligations	21,870,000
Fund Shares Repurchased	158,794
Income Distributions	153,212
Investment Advisory Fee	94,429
Distributor and Affiliates	77,577
Custodian Bank	1,128,017
Trustees' Deferred Compensation and Retirement Plans	237,254
Accrued Expenses	92,197
Total Liabilities	23,811,480
Net Assets	$184,705,198
Net Assets Consist of:
Capital (Par value of $.01 per share with an unlimited number of shares authorized)	$174,560,287
Net Unrealized Appreciation	9,104,675
Accumulated Net Realized Gain	662,842
Accumulated Undistributed Net Investment Income	377,394
Net Assets	$184,705,198
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $168,598,532 and 9,719,318 shares of beneficial interest issued and outstanding)	$17.35
Maximum sales charge (4.75%* of offering price)	.87
Maximum offering price to public	$18.22
Class B Shares:
Net asset value and offering price per share (Based on net assets of $10,906,886 and 630,808 shares of beneficial interest issued and outstanding)	$17.29
Class C Shares:
Net asset value and offering price per share (Based on net assets of $5,199,780 and 299,397 shares of beneficial interest issued and outstanding)	$17.37

*  On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended March 31, 2007 (Unaudited)

Investment Income:
Interest	$4,945,869
Expenses:
Investment Advisory Fee	557,065
Interest and Residual Trust Expenses	232,100
Distribution (12b-1) and Service Fees
Class A	210,702
Class B	58,075
Class C	26,209
Transfer Agent Fees	59,508
Professional Fees	39,510
Accounting and Administrative Expenses	32,736
Reports to Shareholders	28,365
Custody	20,829
Trustees' Fees and Related Expenses	17,701
Registration Fees	1,177
Other	6,812
Total Expenses	1,290,789
Less Credits Earned on Cash Balances	2,948
Net Expenses	1,287,841
Net Investment Income	$3,658,028
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$682,205
Futures	(148,290)
Net Realized Gain	533,915
Unrealized Appreciation/Depreciation:
Beginning of the Period	9,698,872
End of the Period:
Investments	9,125,120
Futures	(20,445)
9,104,675
Net Unrealized Depreciation During the Period	(594,197)
Net Realized and Unrealized Loss	$(60,282)
Net Increase in Net Assets From Operations	$3,597,746

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended March 31, 2007	For The Year Ended September 30, 2006
From Investments Activities:
Operations:
Net Investment Income	$3,658,028	$7,541,414
Net Realized Gain	533,915	1,431,541
Net Unrealized Depreciation During the Period	(594,197)	(973,657)
Change in Net Assets from Operations	3,597,746	7,999,298
Distributions from Net Investment Income:
Class A Shares	(3,302,980)	(6,819,512)
Class B Shares	(184,237)	(454,232)
Class C Shares	(82,642)	(176,797)
	(3,569,859)	(7,450,541)
Distributions from Net Realized Gain:
Class A Shares	(850,521)	(594,962)
Class B Shares	(57,943)	(52,377)
Class C Shares	(26,807)	(18,827)
	(935,271)	(666,166)
Total Distributions	(4,505,130)	(8,116,707)
Net Change in Net Assets from Investment Activities	(907,384)	(117,409)
From Capital Transactions:
Proceeds from Shares Sold	6,503,671	9,572,132
Net Asset Value of Shares Issued Through Dividend Reinvestment	3,195,186	5,556,363
Cost of Shares Repurchased	(11,553,425)	(24,942,395)
Net Change in Net Assets from Capital Transactions	(1,854,568)	(9,813,900)
Total Decrease in Net Assets	(2,761,952)	(9,931,309)
Net Assets:
Beginning of the Period	187,467,150	197,398,459
End of the Period (Including accumulated undistributed net investment income of $377,394 and $289,225, respectively)	$184,705,198	$187,467,150

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended March 31,		Year Ended September 30,
	2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$17.43		$17.44	$17.41	$17.41	$17.71	$17.34
Net Investment Income	.35	(a)	.69 (a)	.70	.72	.74	.81
Net Realized and Unrealized Gain/Loss	–0–	(c)	.04	.04	(.03)	(.28)	.42
Total from Investment Operations	.35		.73	.74	.69	.46	1.23
Less:
Distributions from Net Investment Income	.34		.68	.71	.69	.76	.86
Distributions from Net Realized Gain	.09		.06	–0–	–0–	–0–	–0–
Total Distributions	.43		.74	.71	.69	.76	.86
Net Asset Value, End of the Period	$17.35		$17.43	$17.44	$17.41	$17.41	$17.71
Total Return (b)	1.95	%*	4.39%	4.30%	4.04%	2.72%	7.39%
Net Assets at End of the Period (In millions)	$168.6		$170.1	$176.3	$177.7	$204.7	$211.7
Ratio of Expenses to Average Net Assets	1.32%		1.06%	1.09%	1.04%	1.01%	1.00%
Ratio of Net Investment Income to Average Net Assets	4.00%		4.02%	3.98%	4.15%	4.27%	4.77%
Portfolio Turnover	10	%*	28%	24%	16%	21%	26%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.07%		1.06%	1.09%	1.04%	1.01%	1.00%

*  Non-Annualized.

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended March 31,		Year Ended September 30,
	2007		2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of the Period	$17.38		$17.38	$17.36	$17.37	$17.68	$17.30
Net Investment Income	.28	(a)	.57 (a)	.55	.58	.61	.68
Net Realized and Unrealized Gain/Loss	–0–	(c)	.05	.05	(.03)	(.29)	.43
Total from Investment Operations	.28		.62	.60	.55	.32	1.11
Less:
Distributions from Net Investment Income	.28		.56	.58	.56	.63	.73
Distributions from Net Realized Gain	.09		.06	–0–	–0–	–0–	–0–
Total Distributions	.37		.62	.58	.56	.63	.73
Net Asset Value, End of the Period	$17.29		$17.38	$17.38	$17.36	$17.37	$17.68
Total Return (b)	1.58	%*	3.63%	3.50%	3.21%	1.90%	6.66%
Net Assets at End of the Period (In millions)	$10.9		$12.2	$15.8	$20.1	$22.9	$23.3
Ratio of Expenses to Average Net Assets	2.07%		1.81%	1.83%	1.78%	1.76%	1.75%
Ratio of Net Investment Income to Average Net Assets	3.25%		3.26%	3.23%	3.38%	3.53%	4.02%
Portfolio Turnover	10	%*	28%	24%	16%	21%	26%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.82%		1.81%	1.83%	1.78%	1.76%	1.75%

*  Non-Annualized.

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charge on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended March 31,		Year Ended September 30,
	2007		2006		2005		2004	2003		2002
Net Asset Value, Beginning of the Period	$17.45		$17.45		$17.41		$17.42	$17.68		$17.31
Net Investment Income	.28	(a)	.57	(a)	.58		.59	.65		.68
Net Realized and Unrealized Gain/Loss	–0–	(e)	.05		.04		(.04)	(.28)		.42
Total from Investment Operations	.28		.62		.62		.55	.37		1.10
Less:
Distributions from Net Investment Income	.27		.56		.58		.56	.63		.73
Distributions from Net Realized Gain	.09		.06		–0–		–0–	–0–		–0–
Total Distributions	.36		.62		.58		.56	.63		.73
Net Asset Value, End of the Period	$17.37		$17.45		$17.45		$17.41	$17.42		$17.68
Total Return (b)	1.57	%*	3.68%		3.60	%(d)	3.20%	2.18	%(c)	6.59%
Net Assets at End of the Period (In millions)	$5.2		$5.2		$5.2		$5.9	$6.1		$5.1
Ratio of Expenses to Average Net Assets	2.07%		1.80	%(d)	1.75	%(d)	1.78%	1.77%		1.75%
Ratio of Net Investment Income to Average Net Assets	3.25%		3.27	%(d)	3.31	%(d)	3.39%	3.72	%(c)	4.00%
Portfolio Turnover	10	%*	28%		24%		16%	21%		26%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.82%		1.80	%(d)	1.75	%(d)	1.78%	1.77%		1.75%

*  Non-Annualized.

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charge on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Certain non-recurring payments were made to Class C shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .20% and .21%, respectively.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

(e)  Amount is less than $0.01 per share.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2007 (Unaudited)

1.  Significant Accounting Policies

Van Kampen Pennsylvania Tax Free Income Fund (the "Fund") is organized as a Pennsylvania trust and is a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment primarily in a varied portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on May 1, 1987. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of March 31, 2007, there have been no sales of Class I Shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.  Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2007, the Fund had no when-issued or delayed delivery purchase commitments.

C.  Income and Expenses Interest income is recorded on an accrual basis. Bond premiums are amortized and discounts are accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2007 (Unaudited) continued

At March 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$174,015,888
Gross tax unrealized appreciation	$9,713,877
Gross tax unrealized depreciation	(132,747)
Net tax unrealized appreciation on investments	$9,581,130

E.  Distribution of Income and Gains The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The tax character of distributions paid during the year ended September 30, 2006 were as follows:

Distributions paid from:
Ordinary income	$163,562
Tax-exempt income	7,396,169
Long-term capital gain	580,652
$8,140,383

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$15,250
Undistributed tax-exempt income	610,225
Undistributed long-term capital gain	934,864

F.  Expense Reductions During the six months ended March 31, 2007, the Fund's custody fee was reduced by $2,948 as a result of credits earned on cash balances.

G.  Floating Rate Note Obligations Related to Securities Held The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2007 (Unaudited) continued

liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" in the Fund's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At March 31, 2007, Fund investments with a value of $29,815,021 are held by the dealer trusts and serve as collateral for the $21,870,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at March 31, 2007 are presented on the Portfolio of Investments.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $500 million	.60%
Over $500 million	.50%

For the six months ended March 31, 2007, the Fund recognized expenses of approximately $2,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $31,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. ("VKIS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $44,600 representing shareholder servicing fees paid to VKIS. Shareholder servicing fees are determined through negotiations with the Fund's Board of Trustees.

Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2007 (Unaudited) continued

The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $134,100 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

For the six months ended March 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $11,300 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $3,300. Sales charges do not represent expenses of the Fund.

3.  Capital Transactions

For the six months ended March 31, 2007 and the year ended September 30, 2006, transactions were as follows:

	For The Six Months Ended March 31, 2007		For The Year Ended September 30, 2006
	Shares	Value	Shares	Value
Sales:
Class A	331,384	$5,775,552	450,626	$7,788,280
Class B	18,744	325,106	42,084	725,909
Class C	23,068	403,013	61,117	1,057,943
Total Sales	373,196	$6,503,671	553,827	$9,572,132
Dividend Reinvestment:
Class A	169,445	$2,952,024	294,030	$5,081,759
Class B	9,332	162,055	19,069	328,558
Class C	4,650	81,107	8,442	146,046
Total Dividend Reinvestment	183,427	$3,195,186	321,541	$5,556,363
Repurchases:
Class A	(539,434)	$(9,404,544)	(1,099,984)	$(19,010,187)
Class B	(98,207)	(1,707,329)	(271,461)	(4,683,413)
Class C	(25,422)	(441,552)	(71,982)	(1,248,795)
Total Repurchases	(663,063)	$(11,553,425)	(1,443,427)	$(24,942,395)

4.  Redemption Fee

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2007, the Fund received no redemption fees.

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2007 (Unaudited) continued

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $33,974,790 and $19,018,760, respectively.

6.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

Summarized below are the specific types of derivative financial instruments used by the Fund.

A.  Futures Contracts During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

Transactions in futures contracts for the six months ended March 31, 2007 are as follows:

Contracts
Outstanding at September 30, 2006	150
Futures Opened	276
Futures Closed	(322)
Outstanding at March 31, 2007	104

B.  Inverse Floating Rate Investments The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2007 (Unaudited) continued

that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

7.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $85,500 and $2,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosure.

Van Kampen Pennsylvania Tax Free Income Fund

Board of Trustees, Officers and Important Addresses

Board of Trustees

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen * – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison

President and Principal Executive Officer

Dennis Shea

Vice President

J. David Germany

Vice President

Amy R. Doberman

Vice President

Stefanie V. Chang

Vice President and Secretary

John L. Sullivan

Chief Compliance Officer

James W. Garrett

Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
1221 Avenue of the Americas
New York, New York 10020

Distributor

Van Kampen Funds Inc.
1221 Avenue of the Americas
New York, New York 10020

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Your Notes

Your Notes

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright ©2007 Van Kampen Funds Inc.
All rights reserved. Member NASD/SIPC

58, 358, 558
PATF SAR 5/07
IU07-00988P-Y03/07

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics – Not applicable for semi-annual reports.

(2)(a)  A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b)  A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Tax Free Income Fund

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By:	/s/ James W. Garrett
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007